S000089902 [Member] Expense Example, No Redemption - Stewart Investors Global Emerging Markets Leaders Fund - Select Shares	Jun. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 82
Expense Example, No Redemption, 3 Years	$ 1,383